Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands									3 Months Ended	12 Months Ended
	Jun. 05, 2024	Apr. 01, 2024	Jan. 30, 2024	Jan. 24, 2024	Jan. 12, 2024	Aug. 07, 2023	May 12, 2023	Mar. 15, 2023	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 07, 2024	Dec. 11, 2023	Oct. 28, 2022
Convertible Notes [Line Items]
Debt instrument convertible conversion price (in Dollars per share)										$ 350
Debt instrument, maturity date										Apr. 24, 2025
Weighted-Average Strike Price (in Dollars per share)										$ 287.5		$ 11.5		$ 11.5
Loss on extinguishment											$ (4,949)
Loss on coversion into equity									$ 4,700
Suspention period		60 days
Investment right notice period		10 days
Percentage of conversion amount		200.00%
Repayments of Convertible Debt	$ 700									$ 700	400
Investor D Convertible Notes And Warrant Activity [Member]
Convertible Notes [Line Items]
Interest rate of senior unsecured convertible note issued				7.00%	7.00%
Debt instrument, maturity date										Apr. 12, 2025
Issuing notes in principal amounts				$ 800	$ 300
Senior Unsecured Convertible Notes [Member] | Investor D Unsecured Convertible Notes [Member]
Convertible Notes [Line Items]
Debt instrument, face amount											9,800
First Investor D Note [Member] | Investor D Unsecured Convertible Notes [Member]
Convertible Notes [Line Items]
Debt Conversion, Converted Instrument, Amount								$ 3,300
Discount of senior unsecured convertible note issued								8.00%
Interest rate of senior unsecured convertible note issued								7.00%
Debt instrument, maturity date								Jun. 15, 2024
Warrants expire term								5 years
First Investor D Note [Member] | First Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Principal amount						$ 1,900
Fair value of convertible notes						1,600
Extinguishment amount						3,500
Second Investor D Note [Member]
Convertible Notes [Line Items]
Principal payment											21
Interest payment											3
Second Investor D Note [Member] | Investor D Unsecured Convertible Notes [Member]
Convertible Notes [Line Items]
Debt Conversion, Converted Instrument, Amount							$ 2,200
Warrants expire term							5 years
Second Investor D Note [Member] | First Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Principal amount						600
Fair value of convertible notes						1,300
Extinguishment amount						2,700
Third Investor D Note [Member] | First Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Debt instrument, face amount						2,000
Discount of senior unsecured convertible note issued										8.00%
Interest rate of senior unsecured convertible note issued										7.00%
Third Investor D Note [Member] | First Amendment to the Investor D SPA [Member] | First Tranche [Member]
Convertible Notes [Line Items]
Debt instrument, maturity date										Aug. 07, 2023
Warrant expiration date										Nov. 06, 2024
Third Investor D Note [Member] | First Amendment to the Investor D SPA [Member] | Second Tranche [Member]
Convertible Notes [Line Items]
Debt instrument, maturity date										Aug. 30, 2023
Warrant expiration date										Nov. 29, 2024
Third Investor D Note [Member] | First Amendment to the Investor D SPA [Member] | Third Tranche [Member]
Convertible Notes [Line Items]
Debt instrument, maturity date										Sep. 26, 2023
Warrant expiration date										Dec. 25, 2024
Third Investor D Note [Member] | First Amendment to the Investor D SPA [Member] | Fourth Tranche [Member]
Convertible Notes [Line Items]
Debt instrument, maturity date										Nov. 27, 2023
Warrant expiration date										Feb. 26, 2025
Convertible Debt [Member]
Convertible Notes [Line Items]
Loss on coversion into equity									5,800
Convertible Debt [Member] | First Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Loss on extinguishment						3,300
Convertible Debt [Member] | Investor Notes [Member]
Convertible Notes [Line Items]
Debt instrument, face amount									1,000
Debt Conversion, Converted Instrument, Amount									9,500
Debt conversion, original debt amount									3,300
Fair value of convertible notes									1,100
Debt redemption percentage			200.00%
Fourth Investor D Note [Member]
Convertible Notes [Line Items]
Debt Conversion, Converted Instrument, Amount										$ 947
Repayments of Convertible Debt										$ 700
Fourth Investor D Note [Member] | The Second Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Debt instrument, maturity date										Mar. 11, 2025
Debt conversion, original debt amount										$ 1,100
First Investor D and Amended First Investor D Notes [Member]
Convertible Notes [Line Items]
Principal payment											200
Interest payment											21
Third Investor D Note or Fourth Investor D Note [Member]
Convertible Notes [Line Items]
Debt instrument, periodic payment
Investor D Convertible Notes [Member]
Convertible Notes [Line Items]
Debt Conversion, Converted Instrument, Amount									400
Loss on issuance of the convertible notes									$ 700
Letter Agreement [Member] | Convertible Debt [Member] | First Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Loss on extinguishment						$ 1,600
Minimum [Member] | The Second Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Debt instrument, face amount													$ 2,000
Maximum [Member] | The Second Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Debt instrument, face amount													$ 4,000
Common Stock [Member] | Investor D Convertible Notes And Warrant Activity [Member]
Convertible Notes [Line Items]
Additional warrants to purchase (in Shares)				15,382
Weighted-Average Strike Price (in Dollars per share)				$ 350	$ 14
Issued warrants to purchase (in Shares)				15,382
Common Stock [Member] | First Investor D Note [Member] | Investor D Unsecured Convertible Notes [Member]
Convertible Notes [Line Items]
Conversion of stock, shares converted (in Shares)								48,309
Debt instrument convertible conversion price (in Dollars per share)								$ 67.5
Additional warrants to purchase (in Shares)								13,134
Weighted-Average Strike Price (in Dollars per share)								$ 74.25
Common Stock [Member] | Second Investor D Note [Member] | Investor D Unsecured Convertible Notes [Member]
Convertible Notes [Line Items]
Conversion of stock, shares converted (in Shares)							32,206
Debt instrument convertible conversion price (in Dollars per share)							$ 67.5
Discount of senior unsecured convertible note issued							8.00%
Interest rate of senior unsecured convertible note issued							7.00%
Debt instrument, maturity date							Aug. 12, 2024
Additional warrants to purchase (in Shares)							8,756
Weighted-Average Strike Price (in Dollars per share)							$ 74.25
Common Stock [Member] | Third Investor D Note [Member] | First Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Debt instrument convertible conversion price (in Dollars per share)										$ 5
Additional warrants to purchase (in Shares)										29,552
Weighted-Average Strike Price (in Dollars per share)										$ 5
Debt conversion, converted instrument, shares issued (in Shares)										108,686
Debt conversion, original debt amount										$ 500
Common Stock [Member] | Fourth Investor D Note [Member] | The Second Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Debt instrument convertible conversion price (in Dollars per share)										$ 14
Additional warrants to purchase (in Shares)										21,108
Weighted-Average Strike Price (in Dollars per share)										$ 14
Common Stock [Member] | Amended First Investor D Note [Member]
Convertible Notes [Line Items]
Debt conversion, converted instrument, shares issued (in Shares)											496,831
Fair value of convertible notes											$ 7,000
Common Stock [Member] | Amended Second Investor D Note [Member]
Convertible Notes [Line Items]
Debt conversion, converted instrument, shares issued (in Shares)											417,078
Fair value of convertible notes											$ 3,400
Common Stock [Member] | Investor D Convertible Notes [Member]
Convertible Notes [Line Items]
Debt conversion, converted instrument, shares issued (in Shares)	92,858
Debt conversion, original debt amount	$ 600
Loss on issuance of the convertible notes	400
Debt conversion, accrued interest, amount	$ 700
Common Stock [Member] | Letter Agreement [Member] | Convertible Debt [Member] | First Amendment to the Investor D SPA [Member]
Convertible Notes [Line Items]
Debt instrument convertible conversion price (in Dollars per share)										$ 5
Weighted-Average Strike Price (in Dollars per share)						$ 5
Debt conversion, converted instrument, shares issued (in Shares)						190,625
Common Stock [Member] | Maximum [Member] | Investor D Convertible Notes And Warrant Activity [Member]
Convertible Notes [Line Items]
Additional warrants to purchase (in Shares)					5,278
Issued warrants to purchase (in Shares)					5,278